American Century Municipal Trust

PROSPECTUS SUPPLEMENT

ARIZONA MUNICIPAL BOND * FLORIDA MUNICIPAL BOND

SUPPLEMENT DATED JANUARY 26, 2007 * PROSPECTUS DATED OCTOBER 1, 2006

EFFECTIVE JANUARY 1, 2007, THE FOLLOWING REPLACES THE FUND MANAGEMENT TEAM
SECTION ON PAGE 16 OF THE PROSPECTUS.

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts, organized by broad investment categories such as money markets and municipal bonds, in its management of fixed-income funds. Representatives of these teams serve on the firm's Macro Strategy Team, which is responsible for periodically adjusting the funds' strategic investment parameters based on economic and market conditions.
The funds' lead portfolio managers are responsible for security selection and portfolio construction for the funds within these strategic parameters, as well as compliance with stated investment objectives and cash flow monitoring. Other members of the investment teams provide research and analytical support but generally do not make day-to-day investment decisions for the funds.

The individuals listed below are primarily responsible for the day-to-day management of the funds described in this prospectus.

ARIZONA MUNICIPAL BOND
FLORIDA MUNICIPAL BOND

ROBERT J. MILLER (LEAD PORTFOLIO MANAGER)

Mr. Miller, Vice President and Portfolio Manager, has been a member of the
Arizona Municipal Bond and Florida Municipal Bond teams since December 2001. He joined American Century in June 1998 and became a portfolio manager in February
2001. He has a bachelor's degree in business administration-finance from San
Jose State University and an MBA from New York University.

STEVEN M. PERMUT (MACRO STRATEGY TEAM REPRESENTATIVE)

Mr. Permut, Senior Vice President and Senior Portfolio Manager, has been a member of the Arizona Municipal Bond and Florida Municipal Bond teams since July
2001. He joined American Century in June 1987 and became a portfolio manager in
June 1990. He has a bachelor's degree in business and geography from State
University of New York - Oneonta and an MBA in finance from Golden Gate
University - San Francisco.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-53436 0701

American Century Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

SUPPLEMENT DATED JANUARY 26, 2007 * STATEMENT OF ADDITIONAL INFORMATION DATED
OCTOBER 1, 2006

EFFECTIVE JANUARY 1, 2007, THE ENTRIES FOR ALAN KRUSS IN THE OTHER ACCOUNTS
MANAGED TABLE ON PAGE 42 ARE REPLACED WITH THE FOLLOWING.

OTHER ACCOUNTS MANAGED (AS OF MAY 31, 2006)

                              REGISTERED                         OTHER ACCOUNTS
                              INVESTMENT                         (E.G., SEPARATE
                              COMPANIES                          ACCOUNTS AND
                              (E.G., OTHER     OTHER POOLED      CORPORATE
                              AMERICAN         INVESTMENT        ACCOUNTS,
                              CENTURY FUNDS    VEHICLES (E.G.,   INCLUDING
                              AND AMERICAN     COMMINGLED        INCUBATION
                              CENTURY -        TRUSTS AND        STRATEGIES AND
                              SUBADVISED       529 EDUCATION     CORPORATE
                              FUNDS)           SAVINGS PLANS)    MONEY)
--------------------------------------------------------------------------------
ARIZONA MUNICIPAL BOND
--------------------------------------------------------------------------------
Robert J.  Number of Other    3                0                 1
Miller(1)  Accounts Managed
--------------------------------------------------------------------------------
           Assets in Other    $721,269,407     N/A               $34,832,605
           Accounts Managed
--------------------------------------------------------------------------------
FLORIDA MUNICIPAL BOND
--------------------------------------------------------------------------------
Robert J.  Number of Other    3                0                 1
Miller(1)  Accounts Managed
--------------------------------------------------------------------------------
           Assets in Other    $736,693,943     N/A               $34,832,605
           Accounts Managed
--------------------------------------------------------------------------------

(1)  MR. MILLER BECAME LEAD PORTFOLIO MANAGER ON THE FUNDS JANUARY 1, 2007.
     INFORMATION IS PROVIDED AS OF JANUARY 19, 2007.

THE FOLLOWING REPLACES THE ENTRIES FOR ALAN KRUSS IN THE OWNERSHIP OF SECURITIES
TABLE ON PAGE 46. INFORMATION PROVIDED AS OF JANUARY 19, 2007.

--------------------------------------------------------------------------------
                                   AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Arizona Municipal Bond
        Robert J. Miller(1)        A
--------------------------------------------------------------------------------
Florida Municipal Bond
        Robert J. Miller(1)        A
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  AMERICAN CENTURY HAS ADOPTED A POLICY THAT, WITH LIMITED EXCEPTIONS,
     REQUIRES ITS PORTFOLIO MANAGERS TO MAINTAIN INVESTMENTS IN THE POLICY
     PORTFOLIOS THEY OVERSEE. HOWEVER, BECAUSE THIS PORTFOLIO MANAGER SERVES ON
     AN INVESTMENT TEAM THAT OVERSEES A NUMBER OF FUNDS IN THE SAME BROAD
     INVESTMENT CATEGORY, THE PORTFOLIO MANAGER IS NOT REQUIRED TO INVEST IN
     EACH SUCH FUND.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-53437 0701